Revenue	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
REVENUE
NOTE 17:-	REVENUE

Remaining performance obligations represent contract revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. The aggregate amount of consideration allocated to performance obligations either not satisfied or partially unsatisfied was approximately $192 million as of December 31, 2020. The Company expects to recognize approximately 73% in 2021 from remaining performance obligations as of December 31, 2020, and the remainder thereafter. Remaining performance obligations include the remaining non-cancelable, committed and fixed portion of these contracts for their entire duration; the remaining performance obligations related to professional services contracts that are on a T&M basis were excluded, as the Company elected to apply the practical expedients in accordance with ASC 606.

Disaggregation of revenue:

The following table provides information about disaggregated revenue by type of contract, and timing of revenue recognition (in thousands):

	Years ended December 31,
	2019	2020

Project implementation phase:
Revenues from pre-production implementation projects	$121,986	$142,247
Revenues from post-production implementation projects	203,688	240,656

Total	$325,674	$382,903

Contract balances:

The following table provides information about trade receivables, unbilled receivables, contract assets and contract liabilities (deferred revenues) from contracts with customers (in thousands):

	December 31,
	2019	2020

Trade receivables (net of allowance for credit losses of $543 and $1,558 at December 31, 2019 and 2020, respectively)	34,615	48,623
Short-term unbilled receivables *)	9,511	9,301
Long-term unbilled receivables *)	362	772
Contract assets **)	6,095	7,485
Deferred revenues (short-term contract liabilities)	21,021	34,548
Long-term deferred revenues (long-term contract liabilities) ***)	216	524

Both trade receivables and deferred revenues (short-term contract liabilities) increased during 2020 as a result of business combinations of $6,784 and $15,875, respectively.

(*)	Unbilled receivables relate to revenue recognized in excess of amounts invoiced as the Company has an unconditional right to invoice and receive payment in the future related to its fulfilled obligations.

(**)	Contract assets relate to unbilled receivables, which represent revenue recognized on arrangements for which billings have not yet been presented to customers because the amounts were earned but not contractually billable as of the balance sheet date, and the right to consideration is generally subject to milestone completion, client acceptance or factors other than the passage of time.

(***)	Included in other long-term liabilities in the consolidated balance sheets

No impairment loss was recognized in respect of the Company’s outstanding contract assets during the years ended December 31, 2019 and 2020.

During the year ended December 31, 2020, the Company recognized $20,029 that was included in deferred revenues (short-term contract liability) balance at December 31, 2019.